Average Annual Total Returns - Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Investor Class 1 Year	Investor Class 5 Years	Investor Class 10 Years	Investor Class Return After Taxes on Distributions 1 Year	Investor Class Return After Taxes on Distributions 5 Years	Investor Class Return After Taxes on Distributions 10 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ICE U.S. Treasury 7-10 Year Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE U.S. Treasury 7-10 Year Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE U.S. Treasury 7-10 Year Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays Intermediate Government/Credit Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Intermediate Government/Credit Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Intermediate Government/Credit Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(11.53%)	(5.77%)	(10.47%)	(11.98%)	(5.87%)	(10.51%)	(6.83%)	(4.31%)	(6.89%)	8.50%	2.87%	4.51%	6.80%	2.57%	3.05%	31.49%	11.70%	13.56%